Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions		3 Months Ended
	Oct. 09, 2018	Mar. 31, 2019
NWB Plc
Disclosure of transactions between related parties [line items]
Contribution under the MoU to strengthen funding of the Main section and NWM section.	£ 2,000
NWM Plc
Disclosure of transactions between related parties [line items]
Contribution under the MoU to strengthen funding of the Main section and NWM section.		£ 53